Components of Consolidated Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Tax Provision:
Federal	$ 140.5	$ 113.6	$ 220.0
State	21.4	15.1	21.8
Non-U.S.	63.4	54.2	66.4
Total	225.3	182.9	308.2
Deferred Tax Provision:
Federal	66.0	84.0	6.2
State	10.6	11.3	5.2
Non-U.S.	3.1	1.9	0.7
Total	79.7	97.2	12.1
Provision for Income Taxes	$ 305.0	$ 280.1	$ 320.3